Taxes (Details) - Schedule of Income (loss) Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Before Income Taxes [Abstract]
Non-PRC	$ (421)	$ (472)
PRC	13,049	9,897	8,161
Total	$ 12,628	$ 9,425	$ 8,161